16. Borrowings and financing (Details 4) R$ in Thousands	Dec. 31, 2017 BRL (R$) [1]
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing - Credit Limited	R$ 3,781,000
Brazilian Federal Savings Bank
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing - Credit Limited	1,487,000
Brazilian Development Bank - BNDES
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing - Credit Limited	1,576,000
Inter-American Development Bank - BID
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing - Credit Limited	436,000
Japan International Cooperation Agency - JICA
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing - Credit Limited	244,000
Other
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing - Credit Limited	R$ 38,000

[1]	Brazilian Central Bank's exchange rate as of December 31, 2017 (US$ 1.00 = R$ 3.3080; Yen 1.00 = R$ 0.02940).